ProFund VP Falling U.S. Dollar Investment Objectives and Goals - ProFund VP Falling U.S. Dollar	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ProFund VP Falling U.S. Dollar
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProFund VP Falling U.S. Dollar (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”). The Index measures the value of the U.S. Dollar against a basket of currencies of the top six trading partners of the United States, as measured in 1973 (the “Benchmark”). These currencies and their weightings as of December 31, 2025 are: euro 57.6%; Japanese yen 13.6%; British pound 11.9%; Canadian dollar 9.1%; Swedish krona 4.2% and Swiss franc 3.6%. The Fund is designed to benefit from a decline in the value of the U.S. Dollar against the value of the currencies included in the Benchmark. Accordingly, as the value of the U.S. Dollar depreciates (i.e., “falls”) versus the Benchmark, the performance of the Fund generally should be expected to increase. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund generally should be expected to decline.